Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,236	$ 1,368	$ 1,498
Revenues relating to contract liabilities outstanding	$ 508	$ 544	$ 496